INTANGIBLE ASSETS, NET - Estimated Amortization Expense (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INTANGIBLE ASSETS, NET
2024	¥ 500,914
2025	500,907
2026	411,564
2027	65,190
2028 and thereafter	1,069
Intangible assets, net	¥ 1,479,644	$ 208,403	¥ 1,665,320